SEGMENTED INFORMATION (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of operating segments [line items]
Total revenue commitments	$ 86,489
2020
Disclosure of operating segments [line items]
Total revenue commitments	14,522
2021
Disclosure of operating segments [line items]
Total revenue commitments	11,408
2022
Disclosure of operating segments [line items]
Total revenue commitments	6,589
2023
Disclosure of operating segments [line items]
Total revenue commitments	6,589
2024
Disclosure of operating segments [line items]
Total revenue commitments	5,082
Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	42,299
Mining | Toll milling services - APG Arrangement
Disclosure of operating segments [line items]
Total revenue commitments	65,199
Mining | Toll milling services - APG Arrangement | 2020
Disclosure of operating segments [line items]
Total revenue commitments	4,580
Mining | Toll milling services - APG Arrangement | 2021
Disclosure of operating segments [line items]
Total revenue commitments	4,580
Mining | Toll milling services - APG Arrangement | 2022
Disclosure of operating segments [line items]
Total revenue commitments	4,580
Mining | Toll milling services - APG Arrangement | 2023
Disclosure of operating segments [line items]
Total revenue commitments	4,580
Mining | Toll milling services - APG Arrangement | 2024
Disclosure of operating segments [line items]
Total revenue commitments	4,580
Mining | Toll milling services - APG Arrangement | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	42,299
Closed Mines Group | Environmental services
Disclosure of operating segments [line items]
Total revenue commitments	12,752
Closed Mines Group | Environmental services | 2020
Disclosure of operating segments [line items]
Total revenue commitments	7,933
Closed Mines Group | Environmental services | 2021
Disclosure of operating segments [line items]
Total revenue commitments	4,819
Closed Mines Group | Environmental services | 2022
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental services | 2023
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental services | 2024
Disclosure of operating segments [line items]
Total revenue commitments	0
Closed Mines Group | Environmental services | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	0
Corporate and Other | Management fees
Disclosure of operating segments [line items]
Total revenue commitments	8,538
Corporate and Other | Management fees | 2020
Disclosure of operating segments [line items]
Total revenue commitments	2,009
Corporate and Other | Management fees | 2021
Disclosure of operating segments [line items]
Total revenue commitments	2,009
Corporate and Other | Management fees | 2022
Disclosure of operating segments [line items]
Total revenue commitments	2,009
Corporate and Other | Management fees | 2023
Disclosure of operating segments [line items]
Total revenue commitments	2,009
Corporate and Other | Management fees | 2024
Disclosure of operating segments [line items]
Total revenue commitments	502
Corporate and Other | Management fees | Thereafter
Disclosure of operating segments [line items]
Total revenue commitments	$ 0